Operating segments (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Operating Segments

 Schedule of Operating Segments

	December 31, 2023	December 31, 2022
Current and Total Assets
Other	$41,378	$10,481
Singapore	68,232	154,458
United States	45,588	212,350
	$155,198	$377,289

Year Ended December 31,	2023	2022	2021
Revenue
Other	$—	$—	$—
Singapore	25,536	2,367	7,468
United States	—	—	—
	$25,536	$2,367	$7,468

Net Loss
Other	$(331)	$(2,585)	$(36)
Singapore	(4,006,880)	(1,693,916)	(195,308)
United States	(3,467,303)	(8,922,308)	(8,247,971)
	$(7,474,514)	$(10,618,809)	$(8,443,315)